Quarterly Results Of Operations (Unaudited) (Unaudited Consolidated Quarterly Results Of Operations) (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 24, 2015	Mar. 25, 2015	Dec. 24, 2014	Sep. 24, 2014	Jun. 25, 2014	Mar. 26, 2014	Dec. 25, 2013	Sep. 25, 2013	Jun. 24, 2015	Jun. 25, 2014	Jun. 26, 2013
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 764,147	$ 784,215	$ 742,898	$ 711,018	$ 759,880	$ 759,293	$ 705,662	$ 684,660	$ 3,002,278	$ 2,909,495	$ 2,849,718
Income before provision for income taxes	81,403	96,316	58,744	47,814	35,178	80,815	57,713	42,582	284,277	216,288	230,315
Net income	$ 57,223	$ 65,427	$ 41,306	$ 32,738	$ 28,820	$ 56,263	$ 39,744	$ 29,212	$ 196,694	$ 154,039	$ 163,359
Basic net income per share (in dollars per share)	$ 0.94	$ 1.04	$ 0.65	$ 0.51	$ 0.44	$ 0.85	$ 0.59	$ 0.44	$ 3.12	$ 2.33	$ 2.28
Diluted net income per share (in dollars per share)	$ 0.92	$ 1.02	$ 0.64	$ 0.49	$ 0.43	$ 0.82	$ 0.58	$ 0.42	$ 3.05	$ 2.26	$ 2.20
Basic weighted average shares outstanding (in shares)	61,132	62,891	63,590	64,668	65,009	66,479	66,811	66,693	63,072	66,251	71,788
Diluted weighted average shares outstanding (in shares)	62,294	64,091	64,963	66,263	66,824	68,342	68,628	68,802	64,404	68,152	74,158